UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

March 8, 2013

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Stewart Capital Mutual Funds
Registration No: 333-137670; 811-21955
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended December 31, 2012.  Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/John S. Patterson
Assistant Vice President Fund Administration

Encl.